Schedule of Contract Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Balance as of December 31, 2021	$ 219,116	$ 147,913
Labor costs expensed	(309,168)	(483,524)
Labor costs deferred	317,364	554,727
Balance as of December 31, 2022	$ 227,312	$ 219,116